Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Information on Leases

Information on our leases is as follows ($ in millions):

	For the Years Ended December 31,
	2023	2022	2021
Lease cost	$59.7	$62.4	$71.1
Cash paid for leases recognized in operating cash flows	$62.8	$65.2	$70.5
Right-of-use assets obtained in exchange for new lease liabilities	$77.8	$72.0	$88.8

	As of December 31,
	2023	2022
Right-of-use assets recognized in Other assets	$203.8	$196.4
Lease liabilities recognized in Other current liabilities	$52.9	$53.0
Lease liabilities recognized in Other long-term liabilities	$174.4	$167.3
Weighted-average remaining lease term	5.8 years	5.9 years
Weighted-average discount rate	2.8%	2.1%

Schedule of Future Minimum Lease Payments

Our future minimum lease payments as of December 31, 2023 were (in millions):

For the Years Ending December 31,
2024	$57.7
2025	48.1
2026	39.3
2027	31.3
2028	20.9
Thereafter	50.1
Total	247.4
Less imputed interest	20.1
Total	$227.3